VARIABLE INTEREST ENTITIES - Financial Information About VIE Included in Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Net income (loss) allocated to NCI	$ 13,949	$ (4,330)
Net loss attributable to Cresco Labs Inc.	(74,438)	(175,522)
Net loss	(60,489)	(179,852)
Cresco Labs Michigan, LLC
Variable Interest Entity [Line Items]
Revenue	23,275	25,046
Net income (loss) allocated to NCI	(899)	(258)
Net loss attributable to Cresco Labs Inc.	(5,327)	(4,445)
Net loss	$ (6,226)	$ (4,703)